Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
20.	Acquisitions

Urban

On July 1, 2010, the Company completed the acquisition of Urban for $28.4 million, comprising $19.4 million in cash, approximately 350,000 shares of unregistered Knight common stock valued at $5.0 million and a potential earn out based on future performance valued at $4.0 million. Goodwill and intangible assets recognized upon the closing of the transaction amounted to $24.3 million. All of the goodwill from this transaction is expected to be deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in millions):

Agreed purchase price	$24.0
Adjustment for working capital	4.4

Purchase of business	$28.4

Cash	$4.6
Goodwill	17.8
Intangible assets	6.5
Other assets	6.1
Accrued expenses and other liabilities	(6.5)

Purchase of business	$28.4

Totals may not add due to rounding.

Astor

On October 1, 2010, the Company completed the acquisition of Astor for $18.0 million, comprising $10.8 million in cash and approximately 579,000 shares of unregistered Knight common stock valued at $7.2 million. Goodwill and intangible assets recognized upon the closing of the transaction amounted to $17.8 million. All of the goodwill from this transaction is expected to be deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in millions):

Agreed purchase price	$18.0

Cash	$0.1
Goodwill	12.1
Intangible assets	5.7
Other assets	0.4
Accrued expenses and other liabilities	(0.2)

Purchase of business	$18.0

Totals may not add due to rounding.

Kellogg

On December 31, 2010, the Company acquired the DMM and LMM business units of Kellogg for $22.5 million in cash. Goodwill and intangible assets recognized upon the closing of the transaction amounted to $22.1 million. All of the goodwill from this transaction is expected to be deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in millions):

Agreed purchase price	$22.5

Goodwill	9.1
Intangible assets	13.0
Other assets	0.4

Purchase of business	$22.5

Totals may not add due to rounding.